SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Income Plus Fund (the “Fund”)

Jay N. Mueller, CFA has announced his intention to retire from Wells Capital Management Incorporated on October 31, 2021. He will continue to serve as a portfolio manager of the Fund until October 31, 2021. After October 31, 2021, all references to Jay N. Mueller, CFA in the Fund’s prospectuses are hereby removed.

Effective June 30, 2021, Michal Stanczyk is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Christopher Y. Kauffman, CFA, Portfolio Manager / 2020
Jay N. Mueller, CFA[1], Portfolio Manager / 2020
Janet S. Rilling, CFA, CPA, Portfolio Manager / 2020
Michael J. Schueller, CFA, Portfolio Manager / 2020
Michal Stanczyk, Portfolio Manager / 2021
Noah Wise, CFA, Portfolio Manager / 2015

1.	Mr. Mueller has announced his intention to retire effective October 31, 2021.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Michal Stanczyk Income Plus Fund

Mr. Stanczyk joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2015.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Wells Capital Management
Michal Stanczyk[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$1.81B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$1.37B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$111.33M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on June 30, 2021. The information presented for this Fund is as of September 30, 2020, at which time they were not a manager of the Fund.

Sub-Adviser / Portfolio Manager	Funds	Dollar Range of Holdings in Fund
Wells Capital Management
Michal Stanczyk	Income Plus Fund	$0[1]
1.	This portoflio manager was added to the Fund on June 30, 2021. The information presented for this Fund is as of September 30, 2020, at which time they were not a manager of the Fund.

June 30, 2021	xx